Lease (Details)	12 Months Ended
	Sep. 30, 2025 HKD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 HKD ($)	Sep. 30, 2023 HKD ($)
Lease [Abstract]
Finance lease’s weighted average remaining lease term	11 months 15 days	11 months 15 days	1 year 2 months 1 day
Finance lease, weighted average discount rate	4.73%	4.73%	4.73%
Lease agreement	1 year	1 year
Lease expense	$ 38,400
Short-term lease cost			$ 173,797	$ 460,800